STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4%
Alabama - 1.2%
Black Belt Energy Gas District, Revenue Bonds, Refunding (Project No. 4) Ser. A1	4.00	12/1/2025	2,000,000		2,237,880
Alaska - .5%
Alaska Industrial Development & Export Authority, Revenue, Refunding (Greater Fairbanks Community Hospital Foundation Project) (LOC; Bank of Tokyo-Mitsubishi UFJ)	1.18	4/1/2029	1,000,000	[a]	1,000,000
Florida - .9%
Lake County School Board, COP, Refunding, Ser. B	5.00	6/1/2027	1,620,000		1,751,301
Illinois - 2.1%
Chicago II, GO, Ser. 2002B	5.25	1/1/2022	1,285,000		1,362,280
Chicago II, GO, Ser. A	5.00	1/1/2024	500,000		549,470
Illinois, GO	5.25	2/1/2029	2,000,000		2,206,800
				4,118,550
Michigan - 1.0%
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	12/1/2033	1,850,000		2,001,996
Mississippi - .1%
Mississippi Business Finance Corp., Revenue Bonds (Chevron U.S.A. Project) Ser. E	1.12	12/1/2030	100,000	[a]	100,000
New Jersey - 4.4%
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	3/1/2027	2,000,000		2,199,920
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. K	5.25	12/15/2020	1,250,000		1,298,538
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. K	5.25	12/15/2021	2,000,000		2,152,560

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New Jersey - 4.4% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	625,000		756,881
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	875,000		1,072,619
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	875,000		1,078,359
				8,558,877
New Mexico - 1.2%
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2025	2,000,000		2,336,180
New York - 6.9%
Metropolitan Transportation Authority, Revenue Bonds (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. D2	1.18	11/1/2035	200,000	[b]	200,000
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A1	5.00	11/15/2024	1,625,000		1,890,395
New York City, GO, Refunding (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. J6	1.21	8/1/2024	1,200,000	[b]	1,200,000
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	1,350,000		1,507,558
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; Mizuho Bank Ltd.) Ser. AA5	1.19	6/15/2048	3,000,000	[a]	3,000,000
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower at One Bryant Park)	2.63	9/15/2069	1,675,000		1,694,698
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[c]	2,486,047
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2025	1,350,000		1,557,792
				13,536,490
Pennsylvania - 82.2%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University)	5.00	3/1/2026	1,000,000		1,202,200
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2030	1,000,000		1,229,690

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Pennsylvania - 82.2% (continued)
Allegheny County Port Authority, Revenue Bonds, Refunding	5.25	3/1/2024	2,000,000	2,096,100
Armstrong School District, GO, Refunding, Ser. A	5.00	3/15/2029	920,000	1,159,945
Beaver County Hospital Authority, Revenue Bonds, Refunding (Heritage Valley Health System)	5.00	5/15/2025	1,250,000	1,311,887
Beaver County Hospital Authority, Revenue Bonds, Refunding (Heritage Valley Health System)	5.00	5/15/2023	1,345,000	1,414,779
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project)	4.00	11/1/2033	1,300,000	1,394,159
Boyertown Area School District, GO (Insured; State Aid Withholding)	5.00	10/1/2034	1,060,000	1,197,524
Capital Region Water, Revenue Bonds, Refunding	5.00	7/15/2026	750,000	911,520
Chambersburg Area School District, GO, Refunding (Insured; State Aid Withholding)	4.00	3/1/2028	1,000,000	1,154,800
Chester County Industrial Development Authority, Revenue Bonds (Green Bond) (Longwood Gardens Project)	5.00	12/1/2034	375,000	472,729
Chester County Industrial Development Authority, Revenue Bonds (Green Bond) (Longwood Gardens Project)	5.00	12/1/2033	740,000	936,670
Clarion County Industrial Development Authority, Revenue Bonds, Refunding	2.45	12/3/2029	1,200,000	1,208,328
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	2,500,000	3,059,450
Cumberland County Municipal Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2032	1,000,000	1,251,460
Cumberland County Municipal Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2034	1,000,000	1,243,300
Dallastown Area School District, GO, Refunding (Insured; State Aid Withholding)	5.00	4/15/2031	1,400,000	1,625,526
Dauphin County General Authority, Revenue Bonds, Refunding (Pinnacle Health Systems Project) Ser. A	5.00	6/1/2029	1,000,000	1,193,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Pennsylvania - 82.2% (continued)
Delaware County Authority, Revenue Bonds (Villanova University)	5.00	8/1/2040	1,015,000		1,184,109
Downingtown Area School District, GO (Insured; State Aid Withholding) Ser. C	5.00	8/1/2030	1,455,000		1,772,874
East Pennsboro Township, GO, Refunding	5.00	9/1/2031	1,115,000		1,371,115
Easton Area School District, GO (Insured; State Aid Withholding) Ser. A	5.00	4/1/2029	1,090,000		1,311,281
Erie County, GO (Insured; National Public Finance Guarantee Corp.) Ser. A	5.50	9/1/2022	1,640,000		1,826,042
Franklin County, GO, Refunding	4.00	11/1/2032	1,205,000		1,354,287
Garnet Valley School District, GO, Refunding (Insured; State Aid Withholding)	4.00	4/1/2027	2,415,000		2,711,393
Lancaster County Solid Waste Management Authority, Revenue Bonds (Insured; County Guaranty) Ser. B	5.00	12/15/2033	1,895,000		2,133,069
Lancaster County Solid Waste Management Authority, Revenue Bonds, Ser. A	5.25	12/15/2032	1,880,000		2,138,970
Lebanon School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/15/2031	1,500,000		1,694,850
Lower Merion Township, GO, Ser. B	4.00	7/15/2031	460,000		508,650
Lower Merion Township, GO, Ser. B	4.00	7/15/2033	495,000		544,931
Lower Merion Township, GO, Ser. B	4.00	7/15/2030	440,000		487,150
Lower Merion Township, GO, Ser. B	4.00	7/15/2034	515,000		566,454
Lower Merion Township, GO, Ser. B	4.00	7/15/2029	425,000		471,567
Montgomery County, GO, Refunding, Ser. C	5.00	12/15/2019	100,000	[d]	100,128
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (The Hill School Project)	5.00	8/15/2037	500,000		577,455
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group Project)	4.00	9/1/2034	1,000,000		1,122,330
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2030	1,600,000		1,965,616

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Pennsylvania - 82.2% (continued)
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2036	1,105,000	1,340,917
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2035	1,000,000	1,216,670
Northampton County General Purpose Authority, Revenue Bonds, Refunding (Lafayette College) Ser. A	5.00	11/1/2043	2,000,000	2,220,280
Northampton County General Purpose Authority, Revenue Bonds, Refunding (Lehigh University) Ser. A	4.00	11/15/2035	1,030,000	1,155,444
Pennsylvania, GO, Ser. 1st	5.00	3/15/2028	2,200,000	2,583,416
Pennsylvania, GO, Ser. 2nd	5.00	9/15/2024	2,975,000	3,486,105
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	2,000,000	2,024,180
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.15	11/1/2021	2,375,000	2,401,267
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Amtrak Project) Ser. A	5.00	11/1/2026	1,000,000	1,095,390
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Forum Place Project)	5.00	3/1/2025	1,000,000	1,075,340
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2032	1,690,000	1,878,469
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build American Mutual) Ser. AT1	5.00	6/15/2027	1,000,000	1,212,080
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Temple University)	5.00	4/1/2026	1,000,000	1,079,680
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The Trustees of the University of Pennsylvania) Ser. A	5.00	8/15/2032	1,000,000	1,227,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Pennsylvania - 82.2% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2033	1,000,000	1,252,150
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System) Ser. E	4.00	8/15/2034	1,000,000	1,123,750
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2028	1,855,000	2,277,142
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (St. System of Higher Education) Ser. AQ	5.00	6/15/2025	1,000,000	1,186,880
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System)	5.00	8/15/2035	1,200,000	1,405,884
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2025	1,000,000	1,145,710
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2030	2,220,000	2,539,058
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding Ser. 2019-131A	3.50	4/1/2049	2,000,000	2,135,480
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	2,000,000	2,118,960
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 114C	3.65	10/1/2037	1,000,000	1,014,870
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	1,230,000	1,472,310
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2040	1,260,000	1,500,673
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2025	2,500,000	3,038,625
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2034	1,000,000	1,209,910
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	1,325,000	1,612,167

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Pennsylvania - 82.2% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A1	5.25	12/1/2035	2,280,000		2,685,566
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2032	1,000,000		1,204,070
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2038	2,415,000		2,614,358
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2022	1,190,000	[d]	1,327,088
Philadelphia, GO, Refunding	5.00	8/1/2029	1,000,000		1,225,180
Philadelphia, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2030	1,275,000		1,564,030
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2029	1,000,000		1,225,180
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	2,000,000		2,367,020
Philadelphia Authority for Industrial Development, Revenue Bonds (Green Bond) Ser. A	5.00	2/15/2034	1,250,000		1,506,575
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding, Ser. 2016	5.00	4/1/2025	1,500,000		1,780,290
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding, Ser. 2016	5.00	4/1/2031	2,000,000		2,314,600
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Project)	4.00	7/1/2036	1,000,000		1,126,550
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2022	355,000	[d]	394,231
Philadelphia Water & Wastewater, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	2,000,000		2,340,280
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	1/1/2036	2,830,000		2,927,380
Pittsburgh, GO	4.00	9/1/2034	325,000		364,842
Pittsburgh, GO	4.00	9/1/2036	500,000		559,425
Pittsburgh, GO	4.00	9/1/2035	750,000		841,050
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2032	1,000,000		1,193,650
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2024	940,000		1,093,399
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2023	855,000		968,895

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Pennsylvania - 82.2% (continued)
Pittsburgh Water & Sewer Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	9/1/2023	2,580,000	[d]	2,942,980
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	1,000,000		1,227,300
Selinsgrove Area School District, GO, Refunding (Insured; State Aid Withholding) Ser. B	3.00	3/1/2026	1,095,000		1,165,792
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (Wellspan Health Obligated Group)	5.00	6/1/2038	1,000,000		1,236,500
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (Wellspan Health Obligated Group) Ser. A	5.00	6/1/2027	2,085,000		2,394,289
State Public School Building Authority, Revenue Bonds (The School District of Philadelphia) (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2022	2,490,000	[d]	2,710,738
State Public School Building Authority, Revenue Bonds, Refunding (The School District of Philadelphia) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2024	2,000,000		2,286,440
Susquehanna Township School District, GO, Refunding (Insured; State Aid Withholding)	4.00	11/15/2027	1,975,000		2,172,579
The Canonsburg-Houston Joint Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2023	1,260,000		1,421,116
The Pennsylvania State University, Revenue Bonds, Ser. A	5.00	9/1/2033	1,010,000		1,224,292
The School District of Philadelphia, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	500,000		621,045
Tredyffrin Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2036	1,365,000		1,646,832
Tredyffrin Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2034	240,000		290,827
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2036	250,000		295,773

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Pennsylvania - 82.2% (continued)
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2037	275,000	324,519
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2034	350,000	415,657
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2035	420,000	497,906
Upper Moreland Township School District, GO (Insured; State Aid Withholding)	4.00	10/1/2033	780,000	830,131
Upper St. Clair Township School District, GO (Insured; State Aid Withholding)	5.00	10/1/2041	1,000,000	1,136,820
West Mifflin Area School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2026	1,000,000	1,179,310
West View Municipal Authority, Revenue Bonds	5.00	11/15/2024	1,000,000	[d] 1,184,200
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual Assurance Company)	5.00	8/15/2028	1,000,000	1,182,760
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual Assurance Company)	5.00	8/15/2027	1,500,000	1,782,390
Whitemarsh Township, GO, Refunding	4.00	11/15/2039	1,000,000	1,078,750
Whitemarsh Township, GO, Refunding	4.00	11/15/2035	605,000	657,768
				160,466,678
U.S. Related - .9%
Guam, Revenue Bonds, Ser. A	5.00	1/1/2024	1,500,000	1,590,210
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2021	800,000	[e] 165,000
				1,755,210
Total Investments (cost $188,866,294)			101.4%	197,863,162
Liabilities, Less Cash and Receivables			(1.4%)	(2,660,355)
Net Assets			100.0%	195,202,807

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in

STATEMENT OF INVESTMENTS (Unaudited) (continued)

transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $2,486,047 or 1.27% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Non-income producing—security in default.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	−	197,863,162	−	197,863,162

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2019, accumulated net unrealized appreciation on investments was $8,996,868, consisting of $9,698,780 gross unrealized appreciation and $701,912 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.